SECURITIES ACT FILE NO. 033-52742

INVESTMENT COMPANY ACT FILE NO. 811-07238

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 141	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 142	☒

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

5300 Memorial Drive

Suite 1150, Houston, Texas 77007

(Address of Principal Executive Offices) (Zip Code)

(800) 858-8850

(Registrant’s Telephone Number, including area code)

Kristina Magolis, Esq.

SunAmerica Asset Management, LLC

One World Trade Center, Suite J, 49th Floor

New York, NY 10007

(Name and Address for Agent for Service)

Copy to:

Anthony H. Zacharski, Esq.

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on November 6, 2026, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of SunAmerica Series Trust: SA Franklin Large Cap Disciplined Growth Portfolio, SA Franklin Mid Cap Core Portfolio, and SA Franklin Core Fixed Income Portfolio.

This Post-Effective Amendment No. 141 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 142 under the Investment Company Act of 1940, as amended) to the Registration Statement on Form N-1A (the “Registration Statement”) of SunAmerica Series Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 6, 2026, the effectiveness of the Registration Statement for SA Franklin Large Cap Disciplined Growth Portfolio, SA Franklin Mid Cap Core Portfolio and SA Franklin Core Fixed Income Portfolio, filed in Post-Effective Amendment No. 140 on July 29, 2026, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 141 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 140 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 9th day of October, 2026.

SunAmerica Series Trust (Registrant)
By:	/s/ John T. Genoy
John T. Genoy
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 141 under the Securities Act of 1933 and Amendment No. 142 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ John T. Genoy	President and Trustee	October 9, 2026
John T. Genoy	(Principal Executive Officer)

/s/ Gregory R. Kingston	Treasurer (Principal Financial and	October 9, 2026
Gregory R. Kingston	Accounting Officer)

*	Trustee and Chair	October 9, 2026
Martha B. Willis

*	Trustee	October 9, 2026
Michal Levy

*	Trustee	October 9, 2026
Tracey C. Doi

*	Trustee	October 9, 2026
Jane Jelenko

*	Trustee	October 9, 2026
Christianne Kerns

*	Trustee	October 9, 2026
Charles H. Self III

*	Trustee	October 9, 2026
Bruce G. Willison

* By: /s/ Jennifer Rogers		October 9, 2026
Jennifer Rogers
Attorney-in-Fact

* Pursuant to Power of Attorney.

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